UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05445

Name of Registrant:	Vanguard Fenway Funds
Address of Registrant:	P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire

P.O. Box 876

Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2023—March 31, 2024

Item 1: Reports to Shareholders

Semiannual Report   |   March 31, 2024
Vanguard Equity Income Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	19
Liquidity Risk Management	21

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended March 31, 2024
	Beginning Account Value 9/30/2023	Ending Account Value 3/31/2024	Expenses Paid During Period
Based on Actual Fund Return
Equity Income Fund
Investor Shares	$1,000.00	$1,174.50	$1.47
Admiral™ Shares	1,000.00	1,175.00	0.98
Based on Hypothetical 5% Yearly Return
Equity Income Fund
Investor Shares	$1,000.00	$1,023.65	$1.37
Admiral Shares	1,000.00	1,024.10	0.91
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.27% for Investor Shares and 0.18% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).

Equity Income Fund
Fund Allocation
As of March 31, 2024
Communication Services	2.0%
Consumer Discretionary	5.1
Consumer Staples	12.0
Energy	11.1
Financials	21.2
Health Care	15.0
Industrials	9.8
Information Technology	10.0
Materials	3.9
Real Estate	2.3
Utilities	7.6
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Equity Income Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.7%)
Communication Services (2.0%)
	Comcast Corp. Class A	7,515,225	325,785
	T-Mobile US Inc.	1,633,328	266,592
	Omnicom Group Inc.	2,230,884	215,861
	Verizon Communications Inc.	3,989,569	167,402
	TEGNA Inc.	5,235,477	78,218
	AT&T Inc.	2,830,803	49,822
	Fox Corp. Class A	832,338	26,027
			1,129,707
Consumer Discretionary (5.0%)
	Home Depot Inc.	1,955,193	750,012
	Lennar Corp. Class A	2,141,099	368,226
	Tractor Supply Co.	1,363,559	356,871
	Booking Holdings Inc.	91,546	332,118
	McDonald's Corp.	513,998	144,922
	Tapestry Inc.	2,919,633	138,624
	eBay Inc.	2,529,141	133,488
	Macy's Inc.	5,751,421	114,971
	Ralph Lauren Corp.	553,438	103,914
	Travel & Leisure Co.	2,082,443	101,956
	Starbucks Corp.	820,586	74,993
	Wendy's Co.	3,388,726	63,844
	Bloomin' Brands Inc.	1,819,319	52,178
	Lowe's Cos. Inc.	165,356	42,121
	Genuine Parts Co.	190,120	29,455
	Wyndham Hotels & Resorts Inc.	297,205	22,811
	Polaris Inc.	194,682	19,492
[1]	Dillard's Inc. Class A	41,223	19,442
			2,869,438
Consumer Staples (11.7%)
	Procter & Gamble Co.	5,555,646	901,404
	Philip Morris International Inc.	8,498,211	778,606
	Unilever plc ADR	12,461,782	625,457
	Kenvue Inc.	28,874,917	619,656
	Pernod Ricard SA	3,292,209	532,956
	Archer-Daniels-Midland Co.	8,370,960	525,780
	Keurig Dr Pepper Inc.	16,913,789	518,746
	Walmart Inc.	7,079,683	425,985
	PepsiCo Inc.	1,567,021	274,244
	Mondelez International Inc. Class A	3,318,834	232,319
	Altria Group Inc.	4,678,977	204,097
	Coca-Cola Co.	2,993,857	183,164
	Shares	Market Value• ($000)
Kellanova	3,182,087	182,302
Kroger Co.	3,030,900	173,155
Hershey Co.	707,126	137,536
Target Corp.	652,599	115,647
Colgate-Palmolive Co.	1,196,047	107,704
General Mills Inc.	1,241,135	86,842
Ingredion Inc.	473,506	55,329
Coca-Cola Europacific Partners plc	328,925	23,008
Bunge Global SA	85,791	8,795
		6,712,732
Energy (10.8%)
ConocoPhillips	11,027,979	1,403,641
EOG Resources Inc.	10,204,603	1,304,557
Phillips 66	3,542,041	578,557
Coterra Energy Inc.	16,402,469	457,301
Exxon Mobil Corp.	3,819,805	444,014
EQT Corp.	10,519,114	389,944
Targa Resources Corp.	3,247,319	363,667
Chevron Corp.	1,589,333	250,701
Marathon Petroleum Corp.	1,123,702	226,426
Valero Energy Corp.	1,220,856	208,388
Schlumberger NV	3,544,260	194,261
APA Corp.	3,497,975	120,260
Marathon Oil Corp.	4,191,580	118,789
HF Sinclair Corp.	1,895,069	114,405
Scorpio Tankers Inc.	314,449	22,499
Halliburton Co.	310,396	12,236
		6,209,646
Financials (20.7%)
JPMorgan Chase & Co.	11,957,521	2,395,091
MetLife Inc.	11,198,667	829,933
Wells Fargo & Co.	13,658,756	791,662
Regions Financial Corp.	33,566,608	706,241
Raymond James Financial Inc.	4,583,480	588,611
Royal Bank of Canada	5,174,810	521,932
Morgan Stanley	5,528,206	520,536
M&T Bank Corp.	3,537,822	514,541
American International Group Inc.	6,557,610	512,608
Intercontinental Exchange Inc.	3,437,972	472,480
Bank of America Corp.	11,593,751	439,635
PNC Financial Services Group Inc.	2,378,829	384,419
Citigroup Inc.	3,948,413	249,698
Chubb Ltd.	955,702	247,651

Equity Income Fund
	Shares	Market Value• ($000)
Allstate Corp.	1,324,507	229,153
Ares Management Corp. Class A	1,472,427	195,803
Ameriprise Financial Inc.	420,974	184,572
Hartford Financial Services Group Inc.	1,612,490	166,167
Bank of New York Mellon Corp.	2,681,049	154,482
Nasdaq Inc.	2,411,639	152,174
Synchrony Financial	3,378,728	145,691
MGIC Investment Corp.	6,304,272	140,964
SLM Corp.	6,094,749	132,805
Unum Group	2,048,129	109,903
Popular Inc.	1,167,109	102,811
State Street Corp.	1,196,341	92,501
Jackson Financial Inc. Class A	1,282,702	84,838
Western Union Co.	5,037,345	70,422
Everest Group Ltd.	175,844	69,898
XP Inc. Class A	2,638,686	67,709
Corebridge Financial Inc.	2,109,731	60,613
Comerica Inc.	974,113	53,566
American Financial Group Inc.	379,234	51,758
Goldman Sachs Group Inc.	123,312	51,506
BlackRock Inc.	57,076	47,584
Zions Bancorp NA	1,054,495	45,765
Radian Group Inc.	1,302,159	43,583
Assurant Inc.	213,994	40,282
Lincoln National Corp.	1,025,919	32,758
Voya Financial Inc.	408,840	30,221
Credicorp Ltd.	172,497	29,226
Progressive Corp.	121,085	25,043
Equitable Holdings Inc.	520,112	19,769
OneMain Holdings Inc.	293,994	15,020
Jefferies Financial Group Inc.	325,084	14,336
Lazard Inc.	206,228	8,635
Assured Guaranty Ltd.	54,489	4,754
		11,849,350
Health Care (14.7%)
Merck & Co. Inc.	11,673,312	1,540,294
Johnson & Johnson	8,990,950	1,422,278
Pfizer Inc.	38,520,926	1,068,956
Gilead Sciences Inc.	10,969,940	803,548
UnitedHealth Group Inc.	1,101,933	545,126
AstraZeneca plc ADR	6,617,506	448,336
Elevance Health Inc.	742,948	385,248
Roche Holding AG	1,493,302	381,268
Becton Dickinson & Co.	1,387,054	343,227
AbbVie Inc.	1,545,388	281,415
Amgen Inc.	954,808	271,471
Bristol-Myers Squibb Co.	4,664,686	252,966
CVS Health Corp.	3,144,479	250,804
Cigna Group	614,396	223,142
Abbott Laboratories	1,001,500	113,830
Medtronic plc	407,082	35,477
Quest Diagnostics Inc.	194,935	25,948
Royalty Pharma plc Class A	315,921	9,595
		8,402,929
	Shares	Market Value• ($000)
Industrials (9.6%)
United Parcel Service Inc. Class B (XNYS)	3,968,023	589,767
General Dynamics Corp.	1,985,485	560,880
Johnson Controls International plc	8,378,381	547,276
Emerson Electric Co.	4,785,191	542,736
L3Harris Technologies Inc.	2,109,520	449,539
Caterpillar Inc.	971,859	356,118
Canadian National Railway Co.	2,641,160	347,794
Siemens AG (Registered)	1,819,039	347,325
Union Pacific Corp.	1,007,555	247,788
Automatic Data Processing Inc.	990,590	247,390
Lockheed Martin Corp.	513,990	233,799
Honeywell International Inc.	976,101	200,345
3M Co.	1,750,511	185,677
PACCAR Inc.	1,058,686	131,161
Oshkosh Corp.	805,087	100,402
ManpowerGroup Inc.	1,289,196	100,093
Cummins Inc.	298,744	88,025
CNH Industrial NV	5,386,674	69,811
RTX Corp.	622,611	60,723
Ryder System Inc.	293,306	35,252
AGCO Corp.	257,808	31,716
Eaton Corp. plc	82,533	25,806
FedEx Corp.	23,699	6,867
		5,506,290
Information Technology (9.8%)
Broadcom Inc.	1,048,004	1,389,035
Cisco Systems Inc.	25,288,796	1,262,164
QUALCOMM Inc.	5,003,572	847,105
NXP Semiconductors NV	2,646,119	655,629
TE Connectivity Ltd.	2,849,031	413,793
Corning Inc.	12,306,701	405,629
HP Inc.	4,680,779	141,453
Intel Corp.	2,675,961	118,197
International Business Machines Corp.	541,495	103,404
KLA Corp.	134,535	93,982
Texas Instruments Inc.	494,253	86,104
Hewlett Packard Enterprise Co.	2,734,426	48,481
Dell Technologies Inc. Class C	219,683	25,068
Amdocs Ltd.	173,258	15,657
NetApp Inc.	52,587	5,520
		5,611,221
Materials (3.8%)
Rio Tinto plc ADR	9,554,832	609,025
Barrick Gold Corp. (XTSE)	22,436,214	373,338
PPG Industries Inc.	2,544,603	368,713
Celanese Corp.	2,108,847	362,426
Reliance Inc.	449,682	150,275
Steel Dynamics Inc.	921,573	136,605
LyondellBasell Industries NV Class A	752,689	76,985
Arch Resources Inc.	243,135	39,094
Berry Global Group Inc.	535,281	32,374

Equity Income Fund
		Shares	Market Value• ($000)
	CF Industries Holdings Inc.	343,262	28,563
	Mosaic Co.	392,383	12,737
			2,190,135
Real Estate (2.2%)
	Crown Castle Inc.	5,390,086	570,433
	Weyerhaeuser Co.	12,756,294	458,078
	Host Hotels & Resorts Inc.	11,145,789	230,495
			1,259,006
Utilities (7.4%)
	American Electric Power Co. Inc.	7,042,315	606,343
	PPL Corp.	21,520,238	592,452
	Exelon Corp.	15,577,362	585,241
	Atmos Energy Corp.	4,449,247	528,882
	Sempra	7,185,428	516,129
	Dominion Energy Inc.	7,948,306	390,977
	Vistra Corp.	2,434,912	169,592
	Xcel Energy Inc.	2,503,588	134,568
	WEC Energy Group Inc.	1,616,751	132,768
	DTE Energy Co.	1,047,854	117,506
	Evergy Inc.	2,170,485	115,860
	National Fuel Gas Co.	1,949,838	104,745
	UGI Corp.	4,204,594	103,181
	Ameren Corp.	1,251,021	92,526
	NextEra Energy Inc.	1,087,163	69,481
			4,260,251
Total Common Stocks (Cost $42,183,865)			56,000,705
Temporary Cash Investments (2.0%)
Money Market Fund (1.0%)
[2,3]	Vanguard Market Liquidity Fund, 5.407%	5,524,128	552,302
		Face Amount ($000)
Repurchase Agreements (1.0%)
	Goldman Sachs & Co. 5.320%, 4/1/24 (Dated 3/28/24, Repurchase Value $166,799,000, collateralized by Ginnie Mae 2.500%–7.000%, 6/15/31–11/15/63, and U.S. Treasury Note/Bond 3.625%, 2/15/53, with a value of $170,034,000)	166,700	166,700
	Face Amount ($000)	Market Value• ($000)
NatWest Markets plc 5.320%, 4/1/24 (Dated 3/28/24, Repurchase Value $179,006,000, collateralized by U.S. Treasury Note/Bond 0.500%–3.750%, 2/15/26–12/31/30, with a value of $182,478,000)	178,900	178,900
Nomura International plc 5.320%, 4/1/24 (Dated 3/28/24, Repurchase Value $229,736,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–0.625%, 1/15/31–7/15/32, and U.S. Treasury Note/Bond 0.375%–6.000%, 8/15/24–8/15/53, with a value of $234,192,000)	229,600	229,600
		575,200
Total Temporary Cash Investments (Cost $1,127,466)		1,127,502
Total Investments (99.7%) (Cost $43,311,331)		57,128,207
Other Assets and Liabilities—Net (0.3%)		189,993
Net Assets (100%)		57,318,200
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,367,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $6,318,000 was received for securities on loan.
ADR—American Depositary Receipt.

Equity Income Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2024	2,269	602,249	12,901

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund
Statement of Assets and Liabilities
As of March 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $42,759,065)	56,575,905
Affiliated Issuers (Cost $552,266)	552,302
Total Investments in Securities	57,128,207
Investment in Vanguard	1,660
Cash	26,997
Cash Collateral Pledged—Futures Contracts	26,779
Foreign Currency, at Value (Cost $15)	15
Receivables for Investment Securities Sold	303,671
Receivables for Accrued Income	122,500
Receivables for Capital Shares Issued	19,891
Variation Margin Receivable—Futures Contracts	579
Total Assets	57,630,299
Liabilities
Payables for Investment Securities Purchased	254,495
Collateral for Securities on Loan	6,318
Payables to Investment Advisor	10,203
Payables for Capital Shares Redeemed	38,406
Payables to Vanguard	2,677
Total Liabilities	312,099
Net Assets	57,318,200
1 Includes $6,367,000 of securities on loan.
At March 31, 2024, net assets consisted of:

Paid-in Capital	41,772,022
Total Distributable Earnings (Loss)	15,546,178
Net Assets	57,318,200

Investor Shares—Net Assets
Applicable to 124,314,784 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,358,169
Net Asset Value Per Share—Investor Shares	$43.10

Admiral Shares—Net Assets
Applicable to 575,288,347 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	51,960,031
Net Asset Value Per Share—Admiral Shares	$90.32

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund
Statement of Operations

Six Months Ended March 31, 2024
($000)
Investment Income
Income
Dividends[1]	850,351
Interest[2]	29,231
Securities Lending—Net	499
Total Income	880,081
Expenses
Investment Advisory Fees—Note B
Basic Fee	23,132
Performance Adjustment	274
The Vanguard Group—Note C
Management and Administrative—Investor Shares	4,261
Management and Administrative—Admiral Shares	19,524
Marketing and Distribution—Investor Shares	148
Marketing and Distribution—Admiral Shares	1,259
Custodian Fees	166
Shareholders’ Reports—Investor Shares	58
Shareholders’ Reports—Admiral Shares	355
Trustees’ Fees and Expenses	20
Other Expenses	8
Total Expenses	49,205
Expenses Paid Indirectly	(55)
Net Expenses	49,150
Net Investment Income	830,931
Realized Net Gain (Loss)
Investment Securities Sold[2]	1,947,279
Futures Contracts	56,886
Foreign Currencies	408
Realized Net Gain (Loss)	2,004,573
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	5,825,665
Futures Contracts	37,451
Foreign Currencies	(21)
Change in Unrealized Appreciation (Depreciation)	5,863,095
Net Increase (Decrease) in Net Assets Resulting from Operations	8,698,599
1	Dividends are net of foreign withholding taxes of $9,724,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $14,320,000, ($13,000), $4,000, and ($83,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2024	Year Ended September 30, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	830,931	1,577,432
Realized Net Gain (Loss)	2,004,573	2,596,798
Change in Unrealized Appreciation (Depreciation)	5,863,095	1,899,892
Net Increase (Decrease) in Net Assets Resulting from Operations	8,698,599	6,074,122
Distributions
Investor Shares	(319,837)	(441,135)
Admiral Shares	(3,070,212)	(4,056,028)
Total Distributions	(3,390,049)	(4,497,163)
Capital Share Transactions
Investor Shares	(82,265)	(43,886)
Admiral Shares	649,633	2,048,004
Net Increase (Decrease) from Capital Share Transactions	567,368	2,004,118
Total Increase (Decrease)	5,875,918	3,581,077
Net Assets
Beginning of Period	51,442,282	47,861,205
End of Period	57,318,200	51,442,282

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2024	Year Ended September 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$39.11	$37.83	$42.95	$33.75	$36.51	$37.98
Investment Operations
Net Investment Income[1]	.611	1.157	1.159	1.041	1.000	1.002
Net Realized and Unrealized Gain (Loss) on Investments	5.988	3.597	(2.848)	9.232	(2.067)	.972
Total from Investment Operations	6.599	4.754	(1.689)	10.273	(1.067)	1.974
Distributions
Dividends from Net Investment Income	(.623)	(1.149)	(1.134)	(1.012)	(1.034)	(.997)
Distributions from Realized Capital Gains	(1.986)	(2.325)	(2.297)	(.061)	(.659)	(2.447)
Total Distributions	(2.609)	(3.474)	(3.431)	(1.073)	(1.693)	(3.444)
Net Asset Value, End of Period	$43.10	$39.11	$37.83	$42.95	$33.75	$36.51
Total Return[2]	17.45%	12.54%	-4.67%	30.66%	-2.87%	6.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,358	$4,943	$4,823	$5,285	$4,482	$5,478
Ratio of Total Expenses to Average Net Assets[3]	0.27%[4]	0.27%[4]	0.28%[4]	0.28%	0.28%	0.27%
Ratio of Net Investment Income to Average Net Assets	3.00%	2.86%	2.69%	2.56%	2.89%	2.84%
Portfolio Turnover Rate	22%	48%	40%	29%	35%	32%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.00%, 0.01%, 0.01%, 0.01%, 0.01%, and 0.01%.
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.27%, 0.27% and 0.28% respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2024	Year Ended September 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$81.96	$79.28	$90.01	$70.73	$76.52	$79.61
Investment Operations
Net Investment Income[1]	1.320	2.503	2.516	2.262	2.159	2.167
Net Realized and Unrealized Gain (Loss) on Investments	12.546	7.534	(5.973)	19.342	(4.331)	2.028
Total from Investment Operations	13.866	10.037	(3.457)	21.604	(2.172)	4.195
Distributions
Dividends from Net Investment Income	(1.344)	(2.484)	(2.460)	(2.196)	(2.236)	(2.156)
Distributions from Realized Capital Gains	(4.162)	(4.873)	(4.813)	(.128)	(1.382)	(5.129)
Total Distributions	(5.506)	(7.357)	(7.273)	(2.324)	(3.618)	(7.285)
Net Asset Value, End of Period	$90.32	$81.96	$79.28	$90.01	$70.73	$76.52
Total Return[2]	17.50%	12.64%	-4.58%	30.77%	-2.77%	6.51%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$51,960	$46,499	$43,039	$43,422	$30,816	$30,972
Ratio of Total Expenses to Average Net Assets[3]	0.18%[4]	0.18%[4]	0.19%[4]	0.19%	0.19%	0.18%
Ratio of Net Investment Income to Average Net Assets	3.09%	2.95%	2.78%	2.64%	2.98%	2.93%
Portfolio Turnover Rate	22%	48%	40%	29%	35%	32%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.00%, 0.01%, 0.01%, 0.01%, 0.01%, and 0.01%.
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.18%, 0.18% and 0.19%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund
Notes to Financial Statements
Vanguard Equity Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.  Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

Equity Income Fund
4. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities

Equity Income Fund
for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of

Equity Income Fund
proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Wellington Management Company llp provides investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee is subject to quarterly adjustments based on performance relative to the FTSE High Dividend Yield Index for the preceding three years.
Vanguard provides investment advisory services to a portion of the fund as described below; the fund paid Vanguard advisory fees of $3,045,000 for the six months ended March 31, 2024.
For the six months ended March 31, 2024, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.09% of the fund’s average net assets, before a net increase of $274,000 (0.00%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2024, the fund had contributed to Vanguard capital in the amount of $1,660,000, representing less than 0.01% of the fund’s net assets and 0.66% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended March 31, 2024, these arrangements reduced the fund’s expenses by $55,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Equity Income Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	54,739,156	1,261,549	—	56,000,705
Temporary Cash Investments	552,302	575,200	—	1,127,502
Total	55,291,458	1,836,749	—	57,128,207
Derivative Financial Instruments
Assets
Futures Contracts[1]	12,901	—	—	12,901
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	As of March 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	43,463,998
Gross Unrealized Appreciation	14,560,494
Gross Unrealized Depreciation	(883,384)
Net Unrealized Appreciation (Depreciation)	13,677,110
G.	During the six months ended March 31, 2024, the fund purchased $11,218,906,000 of investment securities and sold $13,315,295,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisors or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended March 31, 2024, such purchases were $29,368,000 and sales were $2,029,000, resulting in net realized gain of $657,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Equity Income Fund
H.	Capital share transactions for each class of shares were:

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	241,285	6,009	585,386	14,340
Issued in Lieu of Cash Distributions	297,893	7,474	411,265	10,313
Redeemed	(621,443)	(15,543)	(1,040,537)	(25,752)
Net Increase (Decrease)—Investor Shares	(82,265)	(2,060)	(43,886)	(1,099)
Admiral Shares
Issued	2,723,350	32,359	7,447,318	87,620
Issued in Lieu of Cash Distributions	2,780,355	33,284	3,644,882	43,619
Redeemed	(4,854,072)	(57,669)	(9,044,196)	(106,801)
Net Increase (Decrease)—Admiral Shares	649,633	7,974	2,048,004	24,438
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to March 31, 2024, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Equity Income Fund has renewed the fund’s investment advisory arrangements with Wellington Management Company llp (Wellington Management) and The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisors.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:
Wellington Management. Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. Utilizing fundamental research, Wellington Management seeks to build a portfolio with an above-market yield, superior growth rate, and more attractive valuation. Although every company purchased for the portfolio will pay a dividend, the goal is to build a portfolio with an above-market yield in aggregate, allowing for individual companies with below-market yields. Normalized earnings, normalized price-to-earnings ratios, and improving returns on capital are key to the research process. The firm has managed a portion of the fund since 2000.
Vanguard. Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth. Vanguard has managed a portion of the fund since 2003.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expense rate was also below the peer-group average.
The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations. The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule for Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets managed by Wellington Management increase. The board also concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets managed by Vanguard increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Fenway Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Equity Income Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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Q652 052024

Semiannual Report   |   March 31, 2024
Vanguard PRIMECAP Core Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	15
Liquidity Risk Management	17

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended March 31, 2024
PRIMECAP Core Fund	Beginning Account Value 9/30/2023	Ending Account Value 3/31/2024	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,210.90	$2.54
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.70	2.33
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.46%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).
2

PRIMECAP Core Fund
Fund Allocation
As of March 31, 2024
Communication Services	5.6%
Consumer Discretionary	8.4
Consumer Staples	1.1
Energy	3.4
Financials	9.8
Health Care	29.2
Industrials	15.6
Information Technology	25.2
Materials	1.6
Real Estate	0.1
The table reflects the fund’s investments, except for short-term investments. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

PRIMECAP Core Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (96.1%)
Communication Services (5.4%)
*	Alphabet Inc. Class A	1,713,800	258,664
*	Alphabet Inc. Class C	1,263,540	192,387
	Walt Disney Co.	698,275	85,441
	Meta Platforms Inc. Class A	104,600	50,792
	T-Mobile US Inc.	273,700	44,673
	Nintendo Co. Ltd.	507,500	27,691
	Electronic Arts Inc.	169,400	22,474
*	Charter Communications Inc. Class A	40,850	11,872
*	Netflix Inc.	18,000	10,932
	Comcast Corp. Class A	156,200	6,771
*	Altice USA Inc. Class A	160,000	418
			712,115
Consumer Discretionary (8.0%)
	TJX Cos. Inc.	1,533,100	155,487
	Ross Stores Inc.	1,044,280	153,259
	Sony Group Corp. ADR	1,734,500	148,716
*	Mattel Inc.	4,858,100	96,239
*	CarMax Inc.	1,035,300	90,185
	Whirlpool Corp.	716,774	85,748
	Alibaba Group Holding Ltd. ADR	1,073,000	77,642
*	Royal Caribbean Cruises Ltd.	551,200	76,622
*	Tesla Inc.	190,400	33,470
	Bath & Body Works Inc.	526,300	26,326
	Marriott International Inc. Class A	97,000	24,474
	Newell Brands Inc.	2,725,000	21,882
*	Capri Holdings Ltd.	406,763	18,426
*	Burlington Stores Inc.	46,000	10,681
	McDonald's Corp.	31,800	8,966
	Lowe's Cos. Inc.	25,000	6,368
*	Victoria's Secret & Co.	311,700	6,041
*	Amazon.com Inc.	33,000	5,953
*	Carnival Corp.	348,400	5,693
*	MGM Resorts International	94,900	4,480
*	Leslie's Inc.	511,100	3,322
*	Norwegian Cruise Line Holdings Ltd.	68,440	1,432
	Restaurant Brands International Inc.	10,700	850
			1,062,262
		Shares	Market Value• ($000)
Consumer Staples (1.1%)
*	Dollar Tree Inc.	472,400	62,900
*	BJ's Wholesale Club Holdings Inc.	426,000	32,227
	Sysco Corp.	382,700	31,068
	Tyson Foods Inc. Class A	180,000	10,571
	Altria Group Inc.	162,000	7,066
			143,832
Energy (3.3%)
	Pioneer Natural Resources Co.	559,123	146,770
	ConocoPhillips	416,600	53,025
	Cameco Corp.	1,115,700	48,332
	Hess Corp.	261,800	39,961
	EOG Resources Inc.	311,221	39,786
	Coterra Energy Inc.	967,050	26,961
	TechnipFMC plc	733,600	18,421
	Valero Energy Corp.	103,200	17,615
*	Transocean Ltd. (XNYS)	2,537,200	15,934
*	Southwestern Energy Co.	1,910,000	14,478
	Schlumberger NV	235,400	12,902
			434,185
Financials (9.4%)
	Raymond James Financial Inc.	1,729,455	222,097
	Wells Fargo & Co.	3,628,400	210,302
	JPMorgan Chase & Co.	875,500	175,363
	Visa Inc. Class A	374,590	104,541
	Evercore Inc. Class A	525,700	101,245
	Northern Trust Corp.	1,115,450	99,186
	Goldman Sachs Group Inc.	202,400	84,540
	Discover Financial Services	274,800	36,023
	CME Group Inc.	154,050	33,165
	KeyCorp.	2,088,500	33,019
	Bank of New York Mellon Corp.	546,800	31,507
	Progressive Corp.	130,500	26,990
	Mastercard Inc. Class A	55,400	26,679
	Fidelity National Information Services Inc.	342,000	25,370
*	PayPal Holdings Inc.	220,800	14,791
*	WEX Inc.	53,480	12,703
	Charles Schwab Corp.	90,400	6,540
4

PRIMECAP Core Fund
		Shares	Market Value• ($000)
	Bank of America Corp.	62,959	2,387
			1,246,448
Health Care (28.0%)
	Eli Lilly & Co.	1,791,672	1,393,849
	Amgen Inc.	1,350,980	384,111
	AstraZeneca plc ADR	5,586,180	378,464
*	Biogen Inc.	1,298,217	279,934
*	Boston Scientific Corp.	3,148,380	215,633
	Thermo Fisher Scientific Inc.	274,470	159,525
	Bristol-Myers Squibb Co.	2,353,910	127,652
*	Elanco Animal Health Inc. (XNYS)	7,840,188	127,638
[1]	Novartis AG ADR	1,151,600	111,394
	Zimmer Biomet Holdings Inc.	691,050	91,205
	GSK plc ADR	1,822,550	78,133
	Roche Holding AG	213,112	54,411
*	BioMarin Pharmaceutical Inc.	599,860	52,392
	CVS Health Corp.	580,850	46,329
*	LivaNova plc	809,900	45,306
	Agilent Technologies Inc.	232,430	33,821
	Stryker Corp.	68,700	24,586
*	IQVIA Holdings Inc.	54,156	13,695
	Danaher Corp.	47,140	11,772
*	Illumina Inc.	85,370	11,723
*,2	Siemens Healthineers AG	148,420	9,077
	Abbott Laboratories	72,000	8,183
	UnitedHealth Group Inc.	14,289	7,069
	Alcon Inc.	84,460	7,035
*	Waters Corp.	20,331	6,999
	Sanofi SA ADR	134,000	6,512
	Humana Inc.	15,844	5,493
	Medtronic plc	54,400	4,741
*	Sandoz Group AG	60,680	1,832
*	Zimvie Inc.	5,830	96
			3,698,610
Industrials (15.0%)
	Siemens AG (Registered)	1,471,334	280,935
	FedEx Corp.	930,800	269,690
	AECOM	2,212,050	216,958
	Southwest Airlines Co.	5,842,969	170,556
	Jacobs Solutions Inc.	968,345	148,864
	Airbus SE	561,152	103,380
	United Parcel Service Inc. Class B (XNYS)	552,000	82,044
*	NEXTracker Inc. Class A	1,455,021	81,874
	Delta Air Lines Inc.	1,649,510	78,962
	TransDigm Group Inc.	60,100	74,019
*	United Airlines Holdings Inc.	1,412,340	67,623
	Textron Inc.	535,600	51,380
	Caterpillar Inc.	115,000	42,139
*	American Airlines Group Inc.	2,650,900	40,691
*	XPO Inc.	330,800	40,368
	General Dynamics Corp.	136,400	38,532
	Carrier Global Corp.	426,000	24,763
	Otis Worldwide Corp.	220,300	21,869
	Union Pacific Corp.	84,400	20,756
	Moog Inc. Class A	119,900	19,142
*	Saia Inc.	28,500	16,673
	JB Hunt Transport Services Inc.	65,800	13,111
	Norfolk Southern Corp.	42,500	10,832
		Shares	Market Value• ($000)
*	RXO Inc.	443,600	9,702
*	Boeing Co.	48,000	9,264
*	GXO Logistics Inc.	154,200	8,290
	Knight-Swift Transportation Holdings Inc.	137,700	7,576
	Rockwell Automation Inc.	25,650	7,473
	L3Harris Technologies Inc.	34,000	7,245
	CSX Corp.	171,900	6,372
	Deere & Co.	12,880	5,290
	AMETEK Inc.	10,000	1,829
	Veralto Corp.	15,713	1,393
			1,979,595
Information Technology (24.2%)
	Microsoft Corp.	989,980	416,504
	KLA Corp.	554,400	387,287
	Intel Corp.	7,900,400	348,961
*	Flex Ltd.	8,774,230	251,031
	Texas Instruments Inc.	1,355,750	236,185
	Micron Technology Inc.	1,807,100	213,039
	Applied Materials Inc.	960,100	198,001
	Oracle Corp.	1,297,000	162,916
	ASML Holding NV GDR (Registered)	120,000	116,456
	Intuit Inc.	158,600	103,090
	Analog Devices Inc.	420,600	83,191
*	Adobe Inc.	159,100	80,282
	NetApp Inc.	747,500	78,465
	HP Inc.	2,592,053	78,332
	QUALCOMM Inc.	425,280	72,000
	Hewlett Packard Enterprise Co.	3,152,020	55,885
	Apple Inc.	275,000	47,157
	Jabil Inc.	340,000	45,543
	Cisco Systems Inc.	870,300	43,437
	NVIDIA Corp.	34,100	30,811
	Seagate Technology Holdings plc	318,600	29,646
	Corning Inc.	888,600	29,288
	Teradyne Inc.	218,840	24,692
*	Keysight Technologies Inc.	149,300	23,348
	Telefonaktiebolaget LM Ericsson ADR	3,894,400	21,458
*	Western Digital Corp.	146,600	10,004
*	Ciena Corp.	80,000	3,956
*	BlackBerry Ltd.	1,276,500	3,523
			3,194,488
Materials (1.6%)
	Albemarle Corp.	433,265	57,078
	Glencore plc	9,464,223	51,935
	DuPont de Nemours Inc.	299,500	22,963
	Freeport-McMoRan Inc.	422,200	19,852
	Tronox Holdings plc	959,000	16,639
	Corteva Inc.	266,293	15,357
	Dow Inc.	224,500	13,005
	Linde plc	13,500	6,268
	Greif Inc. Class B	24,000	1,669
			204,766
Real Estate (0.1%)
	American Homes 4 Rent Class A	220,000	8,092
Total Common Stocks (Cost $4,929,910)			12,684,393

5

PRIMECAP Core Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (3.6%)
Money Market Fund (3.6%)
[3,4]	Vanguard Market Liquidity Fund, 5.407% (Cost $472,632)	4,728,028	472,708
Total Investments (99.7%) (Cost $5,402,542)			13,157,101
Other Assets and Liabilities—Net (0.3%)			35,211
Net Assets (100%)			13,192,312
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,315,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the aggregate value was $9,077,000, representing 0.1% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $4,371,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.
6

PRIMECAP Core Fund
Statement of Assets and Liabilities
As of March 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $4,929,910)	12,684,393
Affiliated Issuers (Cost $472,632)	472,708
Total Investments in Securities	13,157,101
Investment in Vanguard	386
Receivables for Investment Securities Sold	32,417
Receivables for Accrued Income	17,737
Receivables for Capital Shares Issued	6,507
Total Assets	13,214,148
Liabilities
Due to Custodian	29
Payables for Investment Securities Purchased	4,724
Collateral for Securities on Loan	4,371
Payables to Investment Advisor	9,554
Payables for Capital Shares Redeemed	2,306
Payables to Vanguard	852
Total Liabilities	21,836
Net Assets	13,192,312
1 Includes $4,315,000 of securities on loan.
At March 31, 2024, net assets consisted of:

Paid-in Capital	5,141,407
Total Distributable Earnings (Loss)	8,050,905
Net Assets	13,192,312

Net Assets
Applicable to 378,554,512 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,192,312
Net Asset Value Per Share	$34.85

See accompanying Notes, which are an integral part of the Financial Statements.
7

PRIMECAP Core Fund
Statement of Operations

Six Months Ended March 31, 2024
($000)
Investment Income
Income
Dividends[1]	92,683
Interest[2]	13,088
Securities Lending—Net	4
Total Income	105,775
Expenses
Investment Advisory Fees—Note B	18,296
The Vanguard Group—Note C
Management and Administrative	8,522
Marketing and Distribution	271
Custodian Fees	149
Shareholders’ Reports	45
Trustees’ Fees and Expenses	4
Other Expenses	8
Total Expenses	27,295
Expenses Paid Indirectly	(2)
Net Expenses	27,293
Net Investment Income	78,482
Realized Net Gain (Loss)
Investment Securities Sold[2]	315,991
Foreign Currencies	(65)
Realized Net Gain (Loss)	315,926
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,933,808
Foreign Currencies	15
Change in Unrealized Appreciation (Depreciation)	1,933,823
Net Increase (Decrease) in Net Assets Resulting from Operations	2,328,231
1	Dividends are net of foreign withholding taxes of $2,280,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $13,088,000, $10,000, $2,000, and ($54,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
8

PRIMECAP Core Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2024	Year Ended September 30, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	78,482	147,238
Realized Net Gain (Loss)	315,926	522,729
Change in Unrealized Appreciation (Depreciation)	1,933,823	1,645,422
Net Increase (Decrease) in Net Assets Resulting from Operations	2,328,231	2,315,389
Distributions
Total Distributions	(663,536)	(822,420)
Capital Share Transactions
Issued	279,251	459,021
Issued in Lieu of Cash Distributions	527,309	653,229
Redeemed	(500,811)	(1,022,158)
Net Increase (Decrease) from Capital Share Transactions	305,749	90,092
Total Increase (Decrease)	1,970,444	1,583,061
Net Assets
Beginning of Period	11,221,868	9,638,807
End of Period	13,192,312	11,221,868

See accompanying Notes, which are an integral part of the Financial Statements.
9

PRIMECAP Core Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2024	Year Ended September 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$30.44	$26.49	$33.78	$27.08	$27.08	$29.92
Investment Operations
Net Investment Income[1]	.209	.394	.339	.243	.398	.391
Net Realized and Unrealized Gain (Loss) on Investments	6.018	5.839	(5.312)	8.746	1.553	(1.020)
Total from Investment Operations	6.227	6.233	(4.973)	8.989	1.951	(.629)
Distributions
Dividends from Net Investment Income	(.398)	(.365)	(.236)	(.357)	(.388)	(.322)
Distributions from Realized Capital Gains	(1.419)	(1.918)	(2.081)	(1.932)	(1.563)	(1.889)
Total Distributions	(1.817)	(2.283)	(2.317)	(2.289)	(1.951)	(2.211)
Net Asset Value, End of Period	$34.85	$30.44	$26.49	$33.78	$27.08	$27.08
Total Return[2]	21.09%	24.60%	-15.92%	34.71%	7.02%	-1.06%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,192	$11,222	$9,639	$12,056	$9,681	$10,655
Ratio of Total Expenses to Average Net Assets	0.46%[3]	0.46%[3]	0.46%	0.46%	0.46%	0.46%
Ratio of Net Investment Income to Average Net Assets	1.28%	1.34%	1.08%	0.76%	1.52%	1.48%
Portfolio Turnover Rate	3%	6%	6%	8%	8%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.46%.

See accompanying Notes, which are an integral part of the Financial Statements.
10

PRIMECAP Core Fund
Notes to Financial Statements
Vanguard PRIMECAP Core Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of
11

PRIMECAP Core Fund
prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
12

PRIMECAP Core Fund
B.	PRIMECAP Management Company provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the six months ended March 31, 2024, the investment advisory fee represented an effective annual basic rate of 0.30% of the fund’s average net assets.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2024, the fund had contributed to Vanguard capital in the amount of $386,000, representing less than 0.01% of the fund’s net assets and 0.15% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended March 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of March 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	12,155,132	529,261	—	12,684,393
Temporary Cash Investments	472,708	—	—	472,708
Total	12,627,840	529,261	—	13,157,101
13

PRIMECAP Core Fund
F.	As of March 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,404,747
Gross Unrealized Appreciation	8,030,190
Gross Unrealized Depreciation	(277,836)
Net Unrealized Appreciation (Depreciation)	7,752,354
G.	During the six months ended March 31, 2024, the fund purchased $331,690,000 of investment securities and sold $622,448,000 of investment securities, other than temporary cash investments.
H.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2024	Year Ended September 30, 2023
	Shares (000)	Shares (000)
Issued	8,767	15,850
Issued in Lieu of Cash Distributions	16,740	24,113
Redeemed	(15,647)	(35,183)
Net Increase (Decrease) in Shares Outstanding	9,860	4,780
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
J.	Management has determined that no events or transactions occurred subsequent to March 31, 2024, that would require recognition or disclosure in these financial statements.
14

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard PRIMECAP Core Fund has renewed the fund’s investment advisory arrangement with PRIMECAP Management Company (PRIMECAP). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisors.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that PRIMECAP, founded in 1983, is recognized for its long-term approach to equity investing. The portfolio managers are responsible for separate sub-portfolios, and each portfolio manager employs a fundamental, research-driven approach in seeking to identify companies with long-term growth potential that the market has yet to appreciate. The multi-counselor approach that the advisor employs is designed to emphasize individual decision-making and enable the portfolio managers to invest only in their highest-conviction ideas. PRIMECAP’s fundamental research focuses on developing opinions independent from Wall Street’s consensus and maintaining a long-term time horizon. PRIMECAP has managed the fund since its inception in 2004.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
15

Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.
The board did not consider the profitability of PRIMECAP in determining whether to approve the advisory fee, because PRIMECAP is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule for PRIMECAP. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
16

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Fenway Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard PRIMECAP Core Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
17

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
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Q12202 052024

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FENWAY FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FENWAY FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 20, 2024

VANGUARD FENWAY FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: May 20, 2024

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on January 11, 2024 (see File Number 33-34494); a Power of Attorney  filed on July 21, 2023 (see File Number 33-53683), Incorporated by Reference; and a Power of Attorney  filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.